Significant accounting policies - Basic and diluted earnings per ordinary share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Profits (loss) attributable to Himax Technologies, Inc. stockholders	$ 236,982	$ 436,896	$ 47,134
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	349,448	349,228	345,708
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.68	$ 1.25	$ 0.14
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 1.36	$ 2.50	$ 0.27